Offerings - Offering: 1	Dec. 03, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 75,000,000.00
Amount of Registration Fee	$ 11,482.50
Offering Note	Calculated as the aggregate maximum purchase price for shares of limited liability company interests. The fee of $11,482.50 was paid by the Fund in connection with filing its initial Schedule TO-I. This is the final amendment to the Schedule TO and is being filed to report the results of the offer. Calculated at 0.01531% of the Transaction Valuation.